Financial instruments (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments [Line Items]
Opening balance	$ (21,616,000)	$ 19,731,000	$ 18,980
Additional provisions	7,172,000	10,632,000	2,356
Decrease in provisions	(7,977,000)	(8,747,000)	(1,605)
Closing balance	$ (20,811,000)	$ (21,616,000)	$ 19,731,000